Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)
Current assets:
Cash and cash equivalents	$ 36,652,098	$ 1,808	$ 26,597,773
Equity investments at fair value through other comprehensive income (OCI) and other short-term investments	46,683,687	2,303	73,755,627
Accounts receivable:
Subscribers, distributors, recoverable taxes, contract assets and other, net	221,122,253	10,910	206,802,150
Related parties	1,395,483	69	1,071,520
Derivative financial instruments	10,668,460	526	1,446,034
Inventories, net	23,751,457	1,172	19,271,625
Other current assets, net	13,424,395	663	11,222,259
Total current assets	353,697,833	17,451	340,166,988
Non-current assets:
Property, plant and equipment, net	713,784,429	35,218	628,650,904
Intangibles, net	141,736,581	6,993	121,498,519
Goodwill	156,836,369	7,738	146,078,897
Investments in associated companies	3,678,383	181	14,380,463
Deferred income taxes	153,217,164	7,560	137,883,622
Accounts receivable, subscriber, distributors and contract assets, net	9,394,158	463	9,400,123
Other assets, net	48,206,789	2,378	37,643,712
Debt instruments at fair value through OCI	13,908,873	686	14,914,412
Right-of-use assets, net	199,460,378	9,841	113,568,320
Total assets	1,793,920,957	88,509	1,564,185,960
Current liabilities:
Short-term debt and current portion of long-term debt	104,210,738	5,142	160,963,603
Short-term liability related to right-of-use of assets	35,436,851	1,748	24,375,010
Accounts payable	166,924,134	8,236	162,097,416
Accrued liabilities	57,033,837	2,814	55,214,324
Income tax	24,151,790	1,191	29,516,162
Other taxes payable	51,735,433	2,553	40,082,150
Derivative financial instruments	22,185,709	1,095	17,896,379
Related parties	3,701,960	182	6,766,826
Deferred revenues	29,020,425	1,432	27,494,667
Total current liabilities	494,400,877	24,393	524,406,537
Non-current liabilities:
Long-term debt	463,374,893	22,861	339,713,449
Long-term liability related to right-of-use of assets	177,666,377	8,766	100,794,146
Deferred income taxes	27,731,694	1,369	21,269,102
Accounts payable	17,224,845	850	0
Deferred revenues	2,672,730	132	2,666,273
Asset retirement obligations	11,512,779	568	10,117,928
Employee benefits	167,152,441	8,247	143,516,143
Total non-current liabilities	867,335,759	42,793	618,077,041
Total liabilities	1,361,736,636	67,186	1,142,483,578
Equity:
Capital stock	95,356,548	4,705	95,362,024
Retained earnings:
Prior years	494,346,642	24,390	469,543,111
Profit for the year	22,902,025	1,131	76,110,617
Total retained earnings	517,248,667	25,521	545,653,728
Other comprehensive loss items	(243,519,865)	(12,016)	(274,303,207)
Equity attributable to equity holders of the parent	369,085,350	18,210	366,712,545
Non-controlling interests	63,098,971	3,113	54,989,837
Total equity	432,184,321	21,323	421,702,382
Total liabilities and equity	$ 1,793,920,957	$ 88,509	$ 1,564,185,960